THE ADVISORS' INNER CIRCLE FUND

                     ALPHAONE SMALL CAP OPPORTUNITIES FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 4, 2016
                                     TO THE
                        PROSPECTUS DATED MARCH 1, 2016,
                         AS SUPPLEMENTED MARCH 22, 2016
                               (THE "PROSPECTUS")


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective November 4, 2016, Steven Dray will cease serving as a Portfolio Manager of the Fund. Accordingly, all references to Steven Dray in the Prospectus are hereby deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 ACP-SK-018-0100

                        THE ADVISORS' INNER CIRCLE FUND

                     ALPHAONE SMALL CAP OPPORTUNITIES FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED NOVEMBER 4, 2016
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2016,
                         AS SUPPLEMENTED MARCH 22, 2016
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
          IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective November 4, 2016, Steven Dray will cease serving as a Portfolio Manager of the Fund. Accordingly, all references to Steven Dray in the SAI are hereby deleted.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 ACP-SK-019-0100